Accounting policies - Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation (Details) - Level 3 € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Financial liabilities held for trading | Cap&Floor | Volatility option model | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.10	0.10	0.10
Financial liabilities held for trading | Cap&Floor | Volatility option model | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.90	0.90	900,000
Financial liabilities held for trading | Cap&Floor | Volatility option model | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.4073	0.3630	0.3461
Financial liabilities held for trading | Cap&Floor | Volatility option model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (290)	€ (500)	€ (20)
Financial liabilities held for trading | Cap&Floor | Volatility option model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	180	430	€ 10
Financial liabilities held for trading | EQ Options | Option pricing model | Minimum | HPI Forward growth rate and HPI Spot rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities			0
Financial liabilities held for trading | EQ Options | Option pricing model | Maximum | HPI Forward growth rate and HPI Spot rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities			50,000
Financial liabilities held for trading | EQ Options | Option pricing model | Weighted average | HPI Forward growth rate and HPI Spot rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities			0.0250
Financial liabilities held for trading | EQ Options | Option pricing model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs			€ (6,350)
Financial liabilities held for trading | EQ Options | Option pricing model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs			€ 6,350
Financial liabilities designated at fair value through profit or loss | Repos/Reverse repos | Others | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(130)
Financial liabilities designated at fair value through profit or loss | Repos/Reverse repos | Others | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 0
Financial liabilities designated at fair value through profit or loss | Repos/Reverse repos | Asset Swap Repo Model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		(360)
Financial liabilities designated at fair value through profit or loss | Repos/Reverse repos | Asset Swap Repo Model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 0
Financial assets held for trading | Corporate debt | Discounted Cash Flows | Minimum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0
Financial assets held for trading | Corporate debt | Discounted Cash Flows | Maximum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.20
Financial assets held for trading | Corporate debt | Discounted Cash Flows | Weighted average | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1007
Financial assets held for trading | Corporate debt | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (1,380)
Financial assets held for trading | Corporate debt | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 1,400
Financial assets held for trading | Corporate debt | Price based | Minimum | Market price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.85	0.85
Financial assets held for trading | Corporate debt | Price based | Maximum | Market price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.15	1,150,000
Financial assets held for trading | Corporate debt | Price based | Weighted average | Market price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.0000	1.0000
Financial assets held for trading | Corporate debt | Price based | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ 0	€ 0
Financial assets held for trading | Corporate debt | Price based | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 0	€ 0
Financial assets held for trading | Government debt | Discounted Cash Flows | Minimum | Discount curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0
Financial assets held for trading | Government debt | Discounted Cash Flows | Maximum | Discount curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10
Financial assets held for trading | Government debt | Discounted Cash Flows | Weighted average | Discount curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0492
Financial assets held for trading | Government debt | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (8,340)
Financial assets held for trading | Government debt | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 8,070
Financial assets held for trading | Cap&Floor | Volatility option model | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		100,000	100,000
Financial assets held for trading | Cap&Floor | Volatility option model | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		900,000	900,000
Financial assets held for trading | Cap&Floor | Volatility option model | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.3630	0.3155
Financial assets held for trading | Cap&Floor | Volatility option model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (500)	€ (70)
Financial assets held for trading | Cap&Floor | Volatility option model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 430	€ 50
Financial assets held for trading | CCS | Discounted Cash Flows | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.007)	(0.007)	(0.0030)
Financial assets held for trading | CCS | Discounted Cash Flows | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.007	7,000	6,600
Financial assets held for trading | CCS | Discounted Cash Flows | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0073	0.0066
Financial assets held for trading | CCS | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ 0	€ (110)	€ 0
Financial assets held for trading | CCS | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 0	€ 110	€ 200
Financial assets held for trading | CCS | Forward estimation | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0004)	0.0004
Financial assets held for trading | CCS | Forward estimation | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0004	(0.0004)
Financial assets held for trading | CCS | Forward estimation | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.000042	(0.000009)
Financial assets held for trading | CCS | Forward estimation | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (60)	€ (30)
Financial assets held for trading | CCS | Forward estimation | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 70	€ 30
Financial assets held for trading | Convertibility curve - inputs: NDFs Offshore | Forward estimation | Minimum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0	0
Financial assets held for trading | Convertibility curve - inputs: NDFs Offshore | Forward estimation | Maximum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		20,000	20,000
Financial assets held for trading | Convertibility curve - inputs: NDFs Offshore | Forward estimation | Weighted average | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0061	0.0061
Financial assets held for trading | Convertibility curve - inputs: NDFs Offshore | Forward estimation | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (650)	€ (720)
Financial assets held for trading | Convertibility curve - inputs: NDFs Offshore | Forward estimation | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 280	€ 310
Financial assets held for trading | CDS | Discounted Cash Flows | Minimum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.00149
Financial assets held for trading | CDS | Discounted Cash Flows | Maximum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.00421
Financial assets held for trading | CDS | Discounted Cash Flows | Weighted average | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.002199
Financial assets held for trading | CDS | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (50)
Financial assets held for trading | CDS | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 20
Financial assets held for trading | EQ Options | EQ option pricing model | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0	0.0786
Financial assets held for trading | EQ Options | EQ option pricing model | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	900,000	936,700
Financial assets held for trading | EQ Options | EQ option pricing model | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.6130	0.6120	0.4837
Financial assets held for trading | EQ Options | EQ option pricing model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (230)	€ (240)	€ (1,460)
Financial assets held for trading | EQ Options | EQ option pricing model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 480	€ 520	€ 1,810
Financial assets held for trading | EQ Options | Local volatility | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
Financial assets held for trading | EQ Options | Local volatility | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Financial assets held for trading | EQ Options | Local volatility | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.5000	0.4000
Financial assets held for trading | EQ Options | Local volatility | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (1,050)	€ (6,820)
Financial assets held for trading | EQ Options | Local volatility | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 1,050	€ 6,820
Financial assets held for trading | FRAs | Asset Swap model | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0	0
Financial assets held for trading | FRAs | Asset Swap model | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.06	40,000	50,000
Financial assets held for trading | FRAs | Asset Swap model | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0271	0.0178	0.0222
Financial assets held for trading | FRAs | Asset Swap model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (1,160)	€ (910)	€ (780)
Financial assets held for trading | FRAs | Asset Swap model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	950	€ 730	€ 630
Financial assets held for trading | Fx Swap | Others | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(1,370)
Financial assets held for trading | Fx Swap | Others | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 1,370
Financial assets held for trading | FX Forward | Discounted Cash Flows | Minimum | Swap rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			(0.0002)
Financial assets held for trading | FX Forward | Discounted Cash Flows | Maximum | Swap rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			(0.0030)
Financial assets held for trading | FX Forward | Discounted Cash Flows | Weighted average | Swap rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			0.0011
Financial assets held for trading | FX Forward | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs			€ 0
Financial assets held for trading | FX Forward | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs			€ 0
Financial assets held for trading | FX Options | FX Options | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0	0
Financial assets held for trading | FX Options | FX Options | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.50	500,000
Financial assets held for trading | FX Options | FX Options | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.3214	0.3214
Financial assets held for trading | FX Options | FX Options | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (280)	€ (390)
Financial assets held for trading | FX Options | FX Options | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 500	€ 700
Financial assets held for trading | Inflation Derivatives | Asset Swap model | Minimum | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	(0.50)	(1)
Financial assets held for trading | Inflation Derivatives | Asset Swap model | Maximum | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	500,000	500,000
Financial assets held for trading | Inflation Derivatives | Asset Swap model | Weighted average | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0341	0.5000	0.8333
Financial assets held for trading | Inflation Derivatives | Asset Swap model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (210)	€ (560)	€ (630)
Financial assets held for trading | Inflation Derivatives | Asset Swap model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 110	€ 280	€ 310
Financial assets held for trading | Inflation Derivatives | Volatility option model | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0	0
Financial assets held for trading | Inflation Derivatives | Volatility option model | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.40	400,000	500,000
Financial assets held for trading | Inflation Derivatives | Volatility option model | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1737	0.1329	0.1667
Financial assets held for trading | Inflation Derivatives | Volatility option model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (140)	€ (470)	€ (470)
Financial assets held for trading | Inflation Derivatives | Volatility option model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 110	€ 240	€ 230
Financial assets held for trading | IR Futures | Asset Swap model | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0	0
Financial assets held for trading | IR Futures | Asset Swap model | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		150,000	150,000
Financial assets held for trading | IR Futures | Asset Swap model | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0591	0.0094
Financial assets held for trading | IR Futures | Asset Swap model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (1,090)	€ (940)
Financial assets held for trading | IR Futures | Asset Swap model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 710	€ 60
Financial assets held for trading | IR Options | IR option pricing model | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0	0
Financial assets held for trading | IR Options | IR option pricing model | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.60	600,000	1,000,000
Financial assets held for trading | IR Options | IR option pricing model | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.3582	0.3628	0.1905
Financial assets held for trading | IR Options | IR option pricing model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (300)	€ (200)	€ (270)
Financial assets held for trading | IR Options | IR option pricing model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 440	€ 310	€ 60
Financial assets held for trading | IRS | Discounted Cash Flows on credit spread | Minimum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0125	0.0103	0.0079
Financial assets held for trading | IRS | Discounted Cash Flows on credit spread | Maximum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0629	0.0375	0.0202
Financial assets held for trading | IRS | Discounted Cash Flows on credit spread | Weighted average | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0389	0.0202	0.0118
Financial assets held for trading | IRS | Discounted Cash Flows on credit spread | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (2,250)	€ (7,210)	€ (2,810)
Financial assets held for trading | IRS | Discounted Cash Flows on credit spread | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 2,470	€ 4,160	€ 1,290
Financial assets held for trading | IRS | Discounted Cash Flows on inflation swap rate | Minimum | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		(0.008)
Financial assets held for trading | IRS | Discounted Cash Flows on inflation swap rate | Maximum | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		65,000
Financial assets held for trading | IRS | Discounted Cash Flows on inflation swap rate | Weighted average | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0181
Financial assets held for trading | IRS | Discounted Cash Flows on inflation swap rate | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (40)
Financial assets held for trading | IRS | Discounted Cash Flows on inflation swap rate | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 10
Financial assets held for trading | IRS | Discounted Cash Flows on swap rate | Minimum | Swap rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.086	0.077	0.0590
Financial assets held for trading | IRS | Discounted Cash Flows on swap rate | Maximum | Swap rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.091	0.082	63,100
Financial assets held for trading | IRS | Discounted Cash Flows on swap rate | Weighted average | Swap rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0884	(0.0287)	0.0226
Financial assets held for trading | IRS | Discounted Cash Flows on swap rate | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (20)	€ (230)	€ (10)
Financial assets held for trading | IRS | Discounted Cash Flows on swap rate | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 30	€ 100	€ 20
Financial assets held for trading | IRS | Forward estimation | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0006)
Financial assets held for trading | IRS | Forward estimation | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.00061
Financial assets held for trading | IRS | Forward estimation | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.000013
Financial assets held for trading | IRS | Forward estimation | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (40)
Financial assets held for trading | IRS | Forward estimation | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 40
Financial assets held for trading | IRS | Forward estimation on interest rate | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		(0.000898)
Financial assets held for trading | IRS | Forward estimation on interest rate | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.001112
Financial assets held for trading | IRS | Forward estimation on interest rate | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (270)
Financial assets held for trading | IRS | Forward estimation on interest rate | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 170
Financial assets held for trading | IRS | Forward estimation on prepayment rate | Minimum | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.06
Financial assets held for trading | IRS | Forward estimation on prepayment rate | Maximum | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		120,000
Financial assets held for trading | IRS | Forward estimation on prepayment rate | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ 0
Financial assets held for trading | IRS | Forward estimation on prepayment rate | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 0
Financial assets held for trading | IRS | Asset Swap model | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	(0.06)	(0.06)
Financial assets held for trading | IRS | Asset Swap model | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1500	0.1280	125,000
Financial assets held for trading | IRS | Asset Swap model | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0920	0.1036	0.10
Financial assets held for trading | IRS | Asset Swap model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (50)	€ (70)	€ (80)
Financial assets held for trading | IRS | Asset Swap model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 80	€ 130	€ 130
Financial assets held for trading | IRS | Others | Others
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0005
Financial assets held for trading | IRS | Others | Minimum | Others
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05
Financial assets held for trading | IRS | Others | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (11,580)	€ (1,490)
Financial assets held for trading | IRS | Others | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 0	€ 0
Financial assets held for trading | IRS | Prepayment modelling | Minimum | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.025	0.025	0.0247
Financial assets held for trading | IRS | Prepayment modelling | Maximum | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.062	0.062	62,200
Financial assets held for trading | IRS | Prepayment modelling | Weighted average | Prepayment rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0417	0.0044	0.0006
Financial assets held for trading | IRS | Prepayment modelling | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (60)	€ (90)	€ (120)
Financial assets held for trading | IRS | Prepayment modelling | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 50	€ 50	€ 50
Financial assets held for trading | Others | Forward estimation | Minimum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0
Financial assets held for trading | Others | Forward estimation | Maximum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.02
Financial assets held for trading | Others | Forward estimation | Weighted average | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0062
Financial assets held for trading | Others | Forward estimation | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (530)
Financial assets held for trading | Others | Forward estimation | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 240
Financial assets held for trading | Property derivatives | Option pricing model | Minimum | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.05)	0
Financial assets held for trading | Property derivatives | Option pricing model | Minimum | HPI Forward growth rate and HPI Spot rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			0
Financial assets held for trading | Property derivatives | Option pricing model | Maximum | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Financial assets held for trading | Property derivatives | Option pricing model | Maximum | HPI Forward growth rate and HPI Spot rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			50,000
Financial assets held for trading | Property derivatives | Option pricing model | Weighted average | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.025
Financial assets held for trading | Property derivatives | Option pricing model | Weighted average | HPI Forward growth rate and HPI Spot rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			0.0250
Financial assets held for trading | Property derivatives | Option pricing model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (5,750)	€ (2,620)	€ (17,820)
Financial assets held for trading | Property derivatives | Option pricing model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 5,750	€ 2,620	€ 17,820
Financial assets held for trading | Swaptions | IR option pricing model | Minimum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0	0
Financial assets held for trading | Swaptions | IR option pricing model | Maximum | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.40	500,000
Financial assets held for trading | Swaptions | IR option pricing model | Weighted average | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.2667	0.3333
Financial assets held for trading | Swaptions | IR option pricing model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (130)	€ (160)
Financial assets held for trading | Swaptions | IR option pricing model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 270	€ 310
Financial assets designated at fair value through profit or loss | Corporate debt | Discounted Cash Flows on credit spread | Minimum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0
Financial assets designated at fair value through profit or loss | Corporate debt | Discounted Cash Flows on credit spread | Maximum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.20
Financial assets designated at fair value through profit or loss | Corporate debt | Discounted Cash Flows on credit spread | Weighted average | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0988
Financial assets designated at fair value through profit or loss | Corporate debt | Discounted Cash Flows on credit spread | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (1,230)
Financial assets designated at fair value through profit or loss | Corporate debt | Discounted Cash Flows on credit spread | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 1,200
Financial assets designated at fair value through profit or loss | Government debt | Discounted Cash Flows | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			0
Financial assets designated at fair value through profit or loss | Government debt | Discounted Cash Flows | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			100,000
Financial assets designated at fair value through profit or loss | Government debt | Discounted Cash Flows | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			0.0833
Financial assets designated at fair value through profit or loss | Government debt | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs			€ (780)
Financial assets designated at fair value through profit or loss | Government debt | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs			3,910
Financial assets designated at fair value through profit or loss | Government debt | Discounted Cash Flows on discount curve | Minimum | Discount curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0
Financial assets designated at fair value through profit or loss | Government debt | Discounted Cash Flows on discount curve | Maximum | Discount curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.10
Financial assets designated at fair value through profit or loss | Government debt | Discounted Cash Flows on discount curve | Weighted average | Discount curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0833
Financial assets designated at fair value through profit or loss | Government debt | Discounted Cash Flows on discount curve | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (4,140)
Financial assets designated at fair value through profit or loss | Government debt | Discounted Cash Flows on discount curve | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 20,690
Financial assets designated at fair value through profit or loss | Loans | Discounted Cash Flows | Minimum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.001	0.001
Financial assets designated at fair value through profit or loss | Loans | Discounted Cash Flows | Maximum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.02	0.014
Financial assets designated at fair value through profit or loss | Loans | Discounted Cash Flows | Weighted average | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0105	0.0066
Financial assets designated at fair value through profit or loss | Loans | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (180)	€ (260)
Financial assets designated at fair value through profit or loss | Loans | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 180	€ 260
Financial assets designated at fair value through profit or loss | Repos/Reverse repos | Asset Swap Repo Model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs			(180)
Financial assets designated at fair value through profit or loss | Repos/Reverse repos | Asset Swap Repo Model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs			€ 230
Financial assets designated at fair value through profit or loss | Mortgage portfolio | Black Scholes model | Minimum | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.05)	0
Financial assets designated at fair value through profit or loss | Mortgage portfolio | Black Scholes model | Minimum | HPI Forward growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			0
Financial assets designated at fair value through profit or loss | Mortgage portfolio | Black Scholes model | Maximum | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	50,000
Financial assets designated at fair value through profit or loss | Mortgage portfolio | Black Scholes model | Maximum | HPI Forward growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			50,000
Financial assets designated at fair value through profit or loss | Mortgage portfolio | Black Scholes model | Weighted average | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0250
Financial assets designated at fair value through profit or loss | Mortgage portfolio | Black Scholes model | Weighted average | HPI Forward growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			0.0250
Financial assets designated at fair value through profit or loss | Mortgage portfolio | Black Scholes model | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (790)	€ (1,900)	€ (2,230)
Financial assets designated at fair value through profit or loss | Mortgage portfolio | Black Scholes model | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 790	€ 1,900	€ 2,230
Financial assets designated at fair value through profit or loss | Other loans | Present value method | Minimum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			0.0007
Financial assets designated at fair value through profit or loss | Other loans | Present value method | Maximum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			15,500
Financial assets designated at fair value through profit or loss | Other loans | Present value method | Weighted average | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			0.0074
Financial assets designated at fair value through profit or loss | Other loans | Present value method | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs			€ (350)
Financial assets designated at fair value through profit or loss | Other loans | Present value method | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs			€ 350
Financial assets designated at fair value through profit or loss | Other debt securities | Price based | Minimum | Market price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			900,000
Financial assets designated at fair value through profit or loss | Other debt securities | Price based | Maximum | Market price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			1,100,000
Financial assets designated at fair value through profit or loss | Other debt securities | Price based | Weighted average | Market price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			0.10
Financial assets designated at fair value through profit or loss | Other debt securities | Price based | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs			€ (150)
Financial assets designated at fair value through profit or loss | Other debt securities | Price based | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs			€ 150
Financial assets designated at fair value through profit or loss | Other debt securities | Others | Minimum | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets designated at fair value through profit or loss | Other debt securities | Others | Maximum | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
Financial assets designated at fair value through profit or loss | Other debt securities | Others | Weighted average | Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0474	0.0474
Financial assets designated at fair value through profit or loss | Other debt securities | Others | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (4,250)	€ (5,470)
Financial assets designated at fair value through profit or loss | Other debt securities | Others | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs	€ 3,830	€ 4,920
Financial assets designated at fair value through profit or loss | Property securities | Probability weighting | Minimum | HPI Forward growth rate and HPI Spot rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			0
Financial assets designated at fair value through profit or loss | Property securities | Probability weighting | Maximum | HPI Forward growth rate and HPI Spot rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			50,000
Financial assets designated at fair value through profit or loss | Property securities | Probability weighting | Weighted average | HPI Forward growth rate and HPI Spot rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			0.0250
Financial assets designated at fair value through profit or loss | Property securities | Probability weighting | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs			€ (7,240)
Financial assets designated at fair value through profit or loss | Property securities | Probability weighting | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs			€ 7,240
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Discounted Cash Flows | Minimum | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		(0.0001)
Significant unobservable input, liabilities	(0.0001)
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Discounted Cash Flows | Maximum | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0001
Significant unobservable input, liabilities	0.0001
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Discounted Cash Flows | Weighted average | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0001
Significant unobservable input, liabilities	0.000001
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (560)
Decrease in fair value assets due to changes in inputs	€ (330)
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 600
Increase in fair value assets due to changes in inputs	€ 330
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Probability weighting | Minimum | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0
Significant unobservable input, liabilities	(0.05)
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Probability weighting | Maximum | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.05
Significant unobservable input, liabilities	0.05
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Probability weighting | Weighted average | Growth rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0250
Significant unobservable input, liabilities	0.0000
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Probability weighting | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (1,190)
Decrease in fair value assets due to changes in inputs	€ (680)
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Probability weighting | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 1,190
Increase in fair value assets due to changes in inputs	€ 680
Non-trading financial assets mandatorily at fair value through profit or loss | Equities | Price based | Minimum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		900,000	900,000
Significant unobservable input, liabilities	0.90
Non-trading financial assets mandatorily at fair value through profit or loss | Equities | Price based | Maximum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		1,100,000	1,100,000
Significant unobservable input, liabilities	1.10
Non-trading financial assets mandatorily at fair value through profit or loss | Equities | Price based | Weighted average | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.1000	0.10
Significant unobservable input, liabilities	1.0000
Non-trading financial assets mandatorily at fair value through profit or loss | Equities | Price based | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (123,100)	€ (50,470)
Decrease in fair value assets due to changes in inputs	€ (126,870)
Non-trading financial assets mandatorily at fair value through profit or loss | Equities | Price based | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 123,100	€ 50,470
Increase in fair value assets due to changes in inputs	€ 126,870
Financial assets at fair value through other comprehensive income | Government debt | Discounted Cash Flows | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.006	11,000
Significant unobservable input, liabilities	(0.004)
Financial assets at fair value through other comprehensive income | Government debt | Discounted Cash Flows | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.008	13,000
Significant unobservable input, liabilities	0.016
Financial assets at fair value through other comprehensive income | Government debt | Discounted Cash Flows | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0009	0.0010
Significant unobservable input, liabilities	0.0063
Financial assets at fair value through other comprehensive income | Government debt | Discounted Cash Flows | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (10)	€ 0
Decrease in fair value assets due to changes in inputs	€ (10)
Financial assets at fair value through other comprehensive income | Government debt | Discounted Cash Flows | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		10	0
Increase in fair value assets due to changes in inputs	10
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on credit spread | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		(19,840)	(6,720)
Decrease in fair value assets due to changes in inputs	(24,100)
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on credit spread | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 0	€ 0
Increase in fair value assets due to changes in inputs	€ 0
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on interest rate curve | Minimum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		(0.001)	(1,500)
Significant unobservable input, liabilities	0.008
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on interest rate curve | Maximum | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.001	1,500
Significant unobservable input, liabilities	0.010
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on interest rate curve | Weighted average | Interest rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0012	0.0015
Significant unobservable input, liabilities	0.0088
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on interest rate curve | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (70)	€ (90)
Decrease in fair value assets due to changes in inputs	€ (80)
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on interest rate curve | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 70	€ 90
Increase in fair value assets due to changes in inputs	€ 80
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on margin of a reference portfolio | Minimum | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		(0.0001)
Significant unobservable input, liabilities	(0.0001)
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on margin of a reference portfolio | Maximum | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0001
Significant unobservable input, liabilities	0.0001
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on margin of a reference portfolio | Weighted average | Margin of a reference portfolio
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0001
Significant unobservable input, liabilities	0
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on margin of a reference portfolio | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (13,120)
Decrease in fair value assets due to changes in inputs	€ (17,510)
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on margin of a reference portfolio | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 13,040
Increase in fair value assets due to changes in inputs	€ 17,510
Financial assets at fair value through other comprehensive income | Loans | Forward estimation | Minimum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0077
Significant unobservable input, liabilities	0.0256
Financial assets at fair value through other comprehensive income | Loans | Forward estimation | Maximum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0242
Significant unobservable input, liabilities	0.034
Financial assets at fair value through other comprehensive income | Loans | Forward estimation | Weighted average | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.0256
Financial assets at fair value through other comprehensive income | Loans | Forward estimation | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ 0
Decrease in fair value assets due to changes in inputs	€ (490)
Financial assets at fair value through other comprehensive income | Loans | Forward estimation | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 0
Increase in fair value assets due to changes in inputs	€ 0
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Minimum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			1,500
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Maximum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			5,300
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Weighted average | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets			0.0019
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs			€ (40)
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs			€ 40
Financial assets at fair value through other comprehensive income | Equities | Price based | Minimum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.90	900,000
Significant unobservable input, liabilities	0.90
Financial assets at fair value through other comprehensive income | Equities | Price based | Maximum | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		1.10	1,100,000
Significant unobservable input, liabilities	1.10
Financial assets at fair value through other comprehensive income | Equities | Price based | Weighted average | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.1000	0.10
Significant unobservable input, liabilities	1.0000
Financial assets at fair value through other comprehensive income | Equities | Price based | Unfavourable scenario
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (82,130)	€ (122,140)
Decrease in fair value assets due to changes in inputs	€ (70,040)
Financial assets at fair value through other comprehensive income | Equities | Price based | Favourable scenario
Disclosure of detailed information about financial instruments [line items]
Increase in fair value assets due to changes in inputs		€ 82,130	€ 122,140
Increase in fair value assets due to changes in inputs	€ 70,040